UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/13

Item 1.  Reports to Stockholders.

.

ASCENDANT BALANCED FUND

ASCENDANT DIVERSIFIED INCOME & GROWTH FUND

Annual Report

September 30, 2013

www.ascendantfunds.com

1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC

Member FINRA

Ascendant Balanced Fund

Shareholders Letter

September 30, 2013

The Ascendant Balanced Fund (the "Fund") began trading on October 5, 2011. The Fund is a combination of our MultiCap Equity and Fixed Income Composite Strategies which have previously only been available through our separately managed account products structure.  Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

The Fund's (ATBIX) results for the 12-month period ending September 30, 2013 show an increase in value of 12.78%.  Gains primarily came from equity positions in the Industrial, Health Care, and Financial Sectors.  There were also strong returns in the convertible bond portion of fixed income.  The biggest detractors from performance in the fund were generally within the Materials, Telecommunications, and Precious Metals equity sectors.

Our Fund is tactically allocated based upon the decisions of the Ascendant Advisors Investment Committee.  During the year the Committee reduced the allocation to equities by approximately 5%.  As a result the Fund’s allocation to equities was reduced from 62.5% to 57.5%, which represents a below “neutral” equity position.

Regards,

Todd Smurl, CFA

Portfolio Manager

Ascendant Advisors Diversified Income & Growth Fund

Shareholder Letter

September 30, 2013

In June, 2013 the MultiCap Equity Fund changed its name to the Ascendant Diversified Income & Growth Fund (the “Fund”). The Fund’s investment strategy is a combination of our Equity Income and Convertible Bond Strategies which have previously only been available through our separately managed account products. Our proprietary process is built on a bottom up, quantitative approach to investment research and security selection. Although the process is primarily quantitative, the most attractive opportunities are evaluated for qualitative considerations before portfolios are constructed or sell decisions are made.

The Fund’s (AEQIX) results for the year-to-date and 12-month period ended September 30, 2013 show an increase in value of 15.26% and 13.77% respectively.

We believe that our strategy, particularly the convertible portfolio, will be an attractive approach with the potential to generate income as the Federal Reserve initiates plans to taper its accommodative bond buying posture.

Regards,

Todd Smurl, CFA

Portfolio Manager

2920-NLD-11/22/2013

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund’s performance figures* for the periods ending September 30, 2013, compared to its benchmarks:

	One Year	Inception**- September 30, 2013
Ascendant Balanced Fund Class A Shares	12.40%	16.44%
Ascendant Balanced Fund Class A Shares with load	5.97%	13.02%
Ascendant Balanced Fund Class C Shares	11.54%	15.68%
Ascendant Balanced Fund Class I Shares	12.78%	16.85%
S&P 500 Total Return Index	19.34%	24.07%
BofA Merrill Lynch U.S. Corporate & Government Index	(2.09)%	1.89%
Blended Benchmark Index***	10.40%	14.89%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.     The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.39%, 3.14% and 2.14%, respectively, for Class A, Class C and Class I shares per the June 10, 2013 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500  Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index.

Comparison of the Change in Value of a $10,000 Investment

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2013

The Fund's Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	22.1%
Financial	18.9%
Energy	13.1%
Consumer, Cyclical	11.7%
Technology	10.1%
Industrial	9.4%
Communications	6.4%
Funds	2.2%
Utilities	1.7%
Basic Materials	1.5%
Other, Cash & Cash Equivalents	2.9%
100.0%

Ascendant Diversified Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund’s performance figures* for the periods ending September 30, 2013, compared to its benchmarks:

	One Year	Inception**- September 30, 2013
Ascendant Diversified Income & Growth Fund Class A Shares	13.45%	19.56%
Ascendant Diversified Income & Growth Fund Class A Shares with load	6.92%	16.05%
Ascendant Diversified Income & Growth Fund Class C Shares	12.66%	18.85%
Ascendant Diversified Income & Growth Fund Class I Shares	13.77%	19.98%
Dow Jones U.S. Select Dividend Total Return Index	19.45%	21.91%
BofA Merrill Lynch Convertible Yield Alternative Index	10.65%	11.36%
S&P Composite 1500 Index	20.44%	24.60%

* The performance data quoted here represents past  performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results.   The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares.  The Fund’s total annual operating expenses, including underlying funds, are 2.42%, 3.17% and 2.17%, respectively, for Class A, Class C and Class I shares per the June 10, 2013 prospectus.  For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark.  The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy. Investors cannot invest directly in an index.

The BofA Merrill Lynch Convertible Yield Alternative Index (VYLD) measures the performance of convertible issuances with a greater than $50 million aggregate market value at issuance.

Ascendant Diversified Income & Growth Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
September 30, 2013

Comparison of the Change in Value of a $10,000 Investment

The Fund's Top Asset Classes are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Funds	58.9%
Consumer, Non-Cyclical	9.9%
Financial	7.3%
Consumer, Cyclical	5.7%
Technology	5.0%
Energy	4.5%
Industrial	4.1%
Communications	2.4%
Utilities	0.9%
Other, Cash & Cash Equivalents	1.3%
100.0%

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2013
Shares		Value
	COMMON STOCKS - 57.2%
	AEROSPACE & DEFENSE - 1.3%
1,001	Lockheed Martin Corp.	$ 127,678
999	United Technologies Corp.	107,712
		235,390
	AGRICULTURE - 1.4%
5,648	Lorillard, Inc.	252,917

	AIRLINES - 0.8%
737	Alaska Air Group, Inc.	46,151
7,669	Southwest Airlines Co.	111,661
		157,812
	BANKS - 2.4%
5,417	BB&T Corp.	182,824
1,877	Northern Trust Corp.	102,090
686	Prosperity Bancshares, Inc.	42,422
869	Texas Capital Bancshares, Inc. *	39,948
2,404	U.S. Bancorp	87,938
		455,222
	BIOTECHNOLOGY - 0.4%
978	Myriad Genetics, Inc. *	22,983
598	United Therapeutics Corp. *	47,152
		70,135
	CHEMICALS - 1.0%
519	CF Industries Holdings, Inc.	109,421
899	Sensient Technologies Corp.	43,053
516	Valspar Corp.	32,730
		185,204
	COMMERCIAL SERVICES - 2.5%
295	Alliance Data Systems Corp. *	62,384
1,479	Automatic Data Processing, Inc.	107,050
1,408	Deluxe Corp.	58,657
1,972	Kelly Services, Inc. - Class A	38,395
215	Mastercard, Inc. - Class A	144,648
590	WEX, Inc. *	51,773
		462,907
	COMPUTERS - 2.1%
2,435	Accenture PLC - Class A	179,313
379	Apple, Inc.	180,688
1,115	Synopsys, Inc. *	42,035
		402,036
	DISTRIBUTION & WHOLESALE - 1.2%
1,337	Genuine Parts Co.	108,150
441	WW Grainger, Inc.	115,414
		223,564
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,907	American Express Co.	144,017
470	Outerwall, Inc. *	23,495
		167,512
	ELECTRIC - 0.8%
2,746	Pinnacle West Capital Corp.	150,316

See accompanying notes to financial statements.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
752	Belden, Inc.	$ 48,166
712	Generac Holdings, Inc.	30,360
		78,526
	ELECTRONICS - 1.0%
750	FEI Co.	65,850
1,358	Thermo Fisher Scientific, Inc.	125,140
		190,990
	FOOD - 2.1%
3,699	Campbell Soup Co.	150,586
3,299	ConAgra Foods, Inc.	100,092
2,066	Kraft Foods Group, Inc.	108,341
1,226	Seneca Foods Corp. - Class A *	36,890
		395,909
	HEALTHCARE-PRODUCTS - 0.2%
716	ResMed, Inc.	37,819

	HEALTHCARE-SERVICES - 1.3%
1,675	Aetna, Inc.	107,233
505	Community Health Systems, Inc.	20,958
1,493	UnitedHealth Group, Inc.	106,914
		235,105
	HOUSEHOLD PRODUCTS & WARES - 1.9%
1,769	Clorox Co.	144,563
1,230	Jarden Corp. *	59,532
1,187	Kimberly-Clark Corp.	111,839
1,514	Prestige Brands Holdings, Inc. *	45,602
		361,536
	INSURANCE - 3.0%
2,379	ACE Ltd.	222,579
1,882	Aflac, Inc.	116,665
607	American Financial Group, Inc.	32,814
605	Assurant, Inc.	32,730
2,034	MetLife, Inc.	95,496
1,438	Protective Life Corp.	61,187
		561,471
	INTERNET - 0.7%
159	Google, Inc. - Class A *	139,270

	INVESTMENT COMPANIES - 0.6%
9,995	Prospect Capital Corp.	111,744

	MACHINERY-DIVERSIFIED - 0.7%
1,684	Deere & Co.	137,061

	METAL FABRICATE / HARDWARE - 0.2%
247	Valmont Industries, Inc.	34,311

See accompanying notes to financial statements.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares		Value
	MINING - 0.1%
546	Freeport-McMoRan Copper & Gold, Inc.	$ 18,062

	MISCELLANEOUS MANUFACTURING - 1.4%
9,746	General Electric Co.	232,832
1,273	Hillenbrand, Inc.	34,842
		267,674
	OIL & GAS - 6.8%
277	Anadarko Petroleum Corp.	25,758
301	Apache Corp.	25,627
456	BP PLC - ADR	19,166
506	Cabot Oil & Gas Corp.	18,884
1,146	Chevron Corp.	139,239
238	Cimarex Energy Co.	22,943
2,112	ConocoPhillips	146,805
1,134	Continental Resources, Inc. *	121,633
2,877	Denbury Resources, Inc. *	52,966
329	Devon Energy Corp.	19,003
343	Diamond Offshore Drilling, Inc.	21,376
895	EOG Resources, Inc.	151,506
1,623	Exxon Mobil Corp.	139,643
554	HollyFrontier Corp.	23,329
648	Marathon Oil Corp.	22,602
352	Noble Energy, Inc.	23,588
360	Occidental Petroleum Corp.	33,674
1,984	Phillips 66	114,715
1,536	Rosetta Resources, Inc. *	83,651
281	SM Energy Co.	21,690
455	Stone Energy Corp. *	14,756
382	Whiting Petroleum Corp. *	22,863
		1,265,417
	OIL & GAS SERVICES - 0.7%
137	Core Laboratories NV	23,182
516	Halliburton Co.	24,845
330	National Oilwell Varco, Inc.	25,776
232	Oil States International, Inc. *	24,003
231	Schlumberger Ltd.	20,411
744	Superior Energy Services, Inc. *	18,630
		136,847
	PACKAGING & CONTAINERS - 0.1%
416	Packaging Corp. of America	23,749

	PHARMACEUTICALS - 4.5%
1,652	Abbott Laboratories	54,830
2,752	AbbVie, Inc.	123,097
2,323	Eli Lilly & Co.	116,917
1,329	Johnson & Johnson	115,211
4,935	Merck & Co., Inc.	234,955
1,029	Omnicare, Inc.	57,110
4,793	Pfizer, Inc.	137,607
		839,727

See accompanying notes to financial statements.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares		Value
	PIPELINES - 1.6%
338	Enterprise Products Partners LP	$ 20,632
2,232	Magellan Midstream Partners LP	125,952
2,776	Plains All American Pipeline LP	146,184
		292,768
	REAL ESTATE - 0.7%
1,955	WP Carey, Inc.	126,488

	REITS - 1.7%
1,001	Camden Property Trust	61,501
848	Extra Space Storage, Inc.	38,796
4,247	Omega Healthcare Investors, Inc.	126,858
1,165	Rayonier, Inc.	64,832
1,062	Weyerhaeuser Co.	30,405
		322,392
	RETAIL - 5.0%
2,066	CVS Caremark Corp.	117,245
6,548	Foot Locker, Inc.	222,239
3,270	Gap, Inc./The	131,716
3,280	Home Depot, Inc.	248,788
607	PetSmart, Inc.	46,290
2,237	TJX Cos., Inc.	126,144
684	Tractor Supply Co.	45,944
		938,366
	SEMICONDUCTORS - 1.6%
3,638	Intel Corp.	83,383
3,219	QUALCOMM, Inc.	216,832
		300,215
	SOFTWARE - 1.7%
1,356	Fiserv, Inc. *	137,024
5,608	Microsoft Corp.	186,802
		323,826
	TELECOMMUNICATIONS - 3.1%
6,542	AT&T, Inc.	221,250
10,150	Cisco Systems, Inc.	237,713
793	NeuStar, Inc. - Class A *	39,238
1,610	Verizon Communications, Inc.	75,123
		573,324
	TOYS, GAMES & HOBBIES - 0.6%
2,302	Hasbro, Inc.	108,516

	TRUCKING & LEASING - 0.7%
2,829	TAL International Group, Inc.	132,199

	TOTAL COMMON STOCKS (Cost $8,756,337)	10,716,327

	EXCHANGE TRADED FUNDS - 2.2%
	COMMODITY FUND - 0.1%
220	SPDR Gold Shares *	28,197

See accompanying notes to financial statements.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares		Value
	DEBT FUNDS - 2.0%
7,275	SPDR Barclays Capital High Yield Bond ETF	$ 289,836
1,000	Vanguard Short-Term Bond ETF	80,370
		370,206
	EQUITY FUND - 0.1%
757	Market Vectors Gold Miners ETF	18,970

	TOTAL EXCHANGE TRADED FUNDS (Cost $428,221)	417,373

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,101	Sprott Physical Silver Trust - Trust Unit * (Cost $16,367)	18,342

Principal ($)
	NON-CONVERTIBLE BONDS - 10.5%
	AEROSPACE & DEFENSE - 1.1%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	201,160

	AGRICULTURE - 0.1%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,202

	BANKS - 2.3%
197,000	Bank of America Corp., 5.125% due 11/15/14	205,921
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	55,037
150,000	Wells Fargo & Co., 5.125% due 9/15/16	165,752
		426,710
	BEVERAGES - 0.2%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	38,502

	ELECTRIC - 0.9%
155,000	Constellation Energy Group, Inc., 4.550% due 6/15/15	163,832

	FOOD - 1.0%
179,000	Nabisco, Inc., 7.550% due 6/15/2015	198,792

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	83,948

	MEDIA - 1.2%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	228,372

	OFFICE & BUSINESS EQUIPMENT - 1.1%
182,000	Xerox Corp., 7.200% due 4/1/16	206,232

	PHARMACEUTICALS - 0.7%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	38,793
74,000	Pfizer, Inc., 4.650% due 3/1/18	83,408
		122,201
	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,536

	TRUCKING & LEASING - 1.3%
236,000	Penske Truck Leasing Co. LP., 144A, 2.500% due 3/15/16	240,375

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,957,068)	1,965,862

See accompanying notes to financial statements.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Principal ($)		Value
	CONVERTIBLE BONDS- 27.2%
	AGRICULTURE - 0.7%
134,000	Alliance One International, Inc., 5.500% due 7/15/14	$ 133,832

	AUTO MANUFACTURERS - 0.9%
174,000	Navistar International Corp., 3.000% due 10/15/14	177,154

	AUTO PARTS & EQUIPMENT - 0.9%
174,000	Meritor, Inc., 4.625% due 3/1/26	176,284

	BIOTECHNOLOGY - 0.5%
142,000	Dendreon Corp., 2.875% due 1/15/16	90,880

	COAL - 0.8%
154,000	Alpha Appalachia Holdings, Inc., 3.250% due 8/1/15	144,760

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	256,781
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	154,626
175,000	Knight Capital Group, Inc., 3.500% due 3/15/15	175,547
		586,954
	FOOD - 1.5%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	275,625

	HEALTHCARE-PRODUCTS - 1.4%
265,000	NuVasive, Inc., 2.750% due 7/1/17	259,700

	HEALTHCARE-SERVICES - 0.7%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	140,197

	INSURANCE - 1.4%
182,000	Radian Group, Inc., 3.000% due 11/15/17	259,122

	INVESTMENT COMPANIES - 2.7%
240,000	Apollo Investment Corp., 5.750% due 1/15/16	254,400
250,000	Prospect Capital Corp., 144A, 5.875% due 1/15/19	257,500
		511,900
	OIL & GAS - 3.3%
179,000	Chesapeake Energy Corp., 2.500% due 5/15/37	176,762
203,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	219,367
204,000	Stone Energy Corp., 1.750% due 3/1/17	222,998
		619,127
	PHARMACEUTICALS - 1.1%
200,000	MannKind Corp., 3.750% due 12/15/13	200,000

	RETAIL - 2.0%
142,000	Charming Shoppes, Inc., 1.125% due 5/1/14	137,811
120,000	Rite Aid Corp., 8.500% due 5/15/15	236,475
		374,286
	SEMICONDUCTORS - 3.6%
264,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	274,890
300,000	GT Advanced Technologies, Inc., 3.000% due 10/1/17	392,438
		667,328

See accompanying notes to financial statements.

		Ascendant Balanced Fund
		PORTFOLIO OF INVESTMENTS (Continued)
		September 30, 2013
Principal ($)			Value
		TELECOMMUNICATIONS - 1.4%
230,000		Clearwire Communications LLC, 144A, 8.250% due 12/1/40	$ 255,875

		TRANSPORTATION - 1.2%
228,000		DryShips, Inc., 5.000% due 12/1/14	223,867

		TOTAL CONVERTIBLE BONDS (Cost $4,398,361)	5,096,891

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.6%
46,449	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,950
49,061	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	53,918
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	104,868
		(Cost $104,297)
Contracts
		PURCHASED PUT OPTION - 0.3%
75		S&P 500 Index
		Expiration October 2013, Exercise Price $1,625 (Cost $30,225)	57,000

Shares
		SHORT-TERM INVESTMENT- 1.5%
		MONEY MARKET FUND- 1.5%
283,853		Dreyfus Cash Management, Institutional Shares, 0.15% ** (Cost $283,853)	283,853

		TOTAL INVESTMENTS - 99.6% (Cost $15,974,729) (a)	$ 18,660,516
		OTHER ASSETS AND LIABILITIES - 0.4%	69,612
		NET ASSETS - 100.0%	$ 18,730,128

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $16,025,112 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,721,980
		Unrealized Depreciation:	(87,576)
		Net Unrealized Appreciation:	$ 2,634,404

* Non-Income producing security.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2013 securities amounted to $753,750 or 4.0% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

	Ascendant Diversified Income & Growth Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2013
Shares		Value
	COMMON STOCKS - 30.6%
	AEROSPACE & DEFENSE - 1.8%
226	Lockheed Martin Corp.	$ 28,826
225	United Technologies Corp.	24,260
		53,086
	AGRICULTURE - 0.9%
644	Lorillard, Inc.	28,838

	BANKS - 0.6%
500	BB&T Corp.	16,875

	COMMERCIAL SERVICES - 0.8%
334	Automatic Data Processing, Inc.	24,175

	COMPUTERS - 1.5%
304	Accenture PLC - Class A	22,387
50	Apple, Inc.	23,837
		46,224
	DISTRIBUTION & WHOLESALE - 0.8%
302	Genuine Parts Co.	24,429

	ELECTRIC - 0.9%
508	Pinnacle West Capital Corp.	27,808

	FOOD - 1.9%
835	Campbell Soup Co.	33,993
466	Kraft Foods Group, Inc.	24,437
		58,430
	HOUSEHOLD PRODUCTS & WARES - 1.1%
399	Clorox Co.	32,606

	INSURANCE - 1.5%
209	ACE Ltd.	19,554
425	Aflac, Inc.	26,346
		45,900
	INVESTMENT COMPANIES - 0.9%
2,308	Prospect Capital Corp.	25,800

	MISCELLANEOUS MANUFACTURING - 0.8%
1,048	General Electric Co.	25,037

	OIL & GAS - 0.9%
381	ConocoPhillips	26,483

	PHARMACEUTICALS - 4.1%
373	Abbott Laboratories	12,380
621	AbbVie, Inc.	27,777
300	Johnson & Johnson	26,007
584	Merck & Co., Inc.	27,804
1,083	Pfizer, Inc.	31,093
		125,061

See accompanying notes to financial statements.

	Ascendant Diversified Income & Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Shares		Value
	PIPELINES - 1.8%
504	Magellan Midstream Partners LP	$ 28,441
500	Plains All American Pipeline LP	26,330
		54,771
	REAL ESTATE - 0.9%
441	WP Carey Inc.	28,533

	REITS - 1.1%
226	Camden Property Trust	13,885
700	Omega Healthcare Investors, Inc.	20,909
		34,794
	RETAIL - 1.9%
747	Foot Locker, Inc.	25,353
425	Home Depot, Inc.	32,236
		57,589
	SEMICONDUCTORS - 1.3%
821	Intel Corp.	18,817
298	QUALCOMM, Inc.	20,073
		38,890
	SOFTWARE - 0.9%
785	Microsoft Corp.	26,148

	TELECOMMUNICATIONS - 2.4%
771	AT&T, Inc.	26,075
1,325	Cisco Systems, Inc.	31,032
363	Verizon Communications, Inc.	16,938
		74,045
	TOYS, GAMES & HOBBIES - 0.8%
503	Hasbro, Inc.	23,711

	TRUCKING & LEASING - 1.0%
639	TAL International Group, Inc.	29,860

	TOTAL COMMON STOCKS (Cost $731,643)	929,093

	EXCHANGE TRADED FUNDS - 58.9%
	ASSET ALLOCATION FUND - 29.4%
19,724	SPDR Barclays Convertible Securities ETF	891,525

	DEBT FUND - 29.5%
22,450	SPDR Barclays High Yield Bond ETF	894,408

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,788,175)	1,785,933

Principal ($)
	CONVERTIBLE BONDS- 9.2%
	AGRICULTURE - 0.4%
13,000	Alliance One International, Inc., 5.500% due 7/15/14	12,919

	AUTO MANUFACTURERS - 0.5%
14,000	Navistar International Corp., 3.000% due 10/15/14	14,184

See accompanying notes to financial statements.

	Ascendant Diversified Income & Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2013
Principal ($)		Value
	AUTO PARTS & EQUIPMENT - 0.4%
12,000	Meritor, Inc., 4.625% due 3/1/26	$ 12,098

	COAL - 0.4%
14,000	Alpha Appalachia Holdings, Inc., 3.250% due 8/1/15	13,090

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,367
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,770
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	13,974
		45,111
	HEALTHCARE-SERVICES - 0.5%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	16,424

	INSURANCE - 0.8%
17,000	Radian Group, Inc., 3.000% due 11/15/17	24,119

	OIL & GAS - 1.4%
12,000	Chesapeake Energy Corp., 2.500% due 5/15/37	11,790
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	15,059
14,000	Stone Energy Corp., 1.750% due 3/1/17	15,234
		42,083
	RETAIL - 1.4%
14,000	Charming Shoppes, Inc., 1.125% due 5/1/14	13,587
14,000	Rite Aid Corp., 8.500% due 5/15/15	27,519
		41,106
	SEMICONDUCTORS - 1.3%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	15,562
18,000	GT Advanced Technologies, Inc., 3.000% due 10/1/17	23,456
		39,018
	TRANSPORTATION - 0.6%
17,000	DryShips, Inc., 5.000% due 12/1/14	16,607

	TOTAL CONVERTIBLE BONDS (Cost $252,826)	276,759

	SHORT-TERM INVESTMENT - 19.9%
	MONEY MARKET FUND - 19.9%
602,168	Dreyfus Cash Management, Institutional Shares, 0.15% * (Cost $602,168)	602,168

	TOTAL INVESTMENTS - 118.6% (Cost $3,374,812) (a)	$ 3,593,953
	LIABILITIES IN EXCESS OF OTHER ASSETS- (18.6)%	(564,125)
	NET ASSETS - 100.0%	$ 3,029,828

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $3,371,437 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 230,870
	Unrealized Depreciation:	(8,354)
	Net Unrealized Appreciation:	$ 222,516
* Money market fund; interest rate reflects seven-day yield on September 30, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2013

	Ascendant Balanced Fund	Ascendant Diversified Income & Growth Fund
ASSETS
Investment securities:
At cost	$ 15,974,729	$ 3,374,812
At value	$ 18,660,516	$ 3,593,953
Receivable for investments sold	-	284,776
Receivable for Fund shares sold	-	313
Dividends and interest receivable	104,333	4,746
Due from Adviser	-	14,906
Prepaid expenses & other assets	4,304	1,559
TOTAL ASSETS	18,769,153	3,900,253

LIABILITIES
Payable for investments purchased	-	847,989
Investment advisory fees payable	16,781	-
Accrued expenses and other liabilities	14,356	15,968
Fees payable to other affiliates	7,019	6,251
Distribution (12b-1) fees payable	869	217
TOTAL LIABILITIES	39,025	870,425
NET ASSETS	$ 18,730,128	$ 3,029,828

Net Assets Consist Of:
Paid in capital	$ 16,047,175	$ 2,530,865
Accumulated net investment income	141,337	3,742
Accumulated net realized gain (loss) from security transactions	(144,171)	276,080
Net unrealized appreciation of investments	2,685,787	219,141
NET ASSETS	$ 18,730,128	$ 3,029,828

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
Septmember 30, 2013

	Ascendant Balanced Fund	Ascendant Diversified Income & Growth Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,088,331	$ 659,081
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	229,250	47,662
Net asset value (Net Assets ÷ Shares Outstanding),
and redemption price per share (a)	$ 13.47	$ 13.83
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$ 14.29	$ 14.67

Class C Shares:
Net Assets	$ 224,657	$ 76,089
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	16,886	5,566
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 13.30	$ 13.67

Class I Shares:
Net Assets	$ 15,417,140	$ 2,294,658
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,137,129	165,478
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 13.56	$ 13.87

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.
(b)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2013
		Ascendant
	Ascendant Balanced	Diversified Income
	Fund	& Growth Fund
INVESTMENT INCOME
Dividends	$ 260,136	$ 56,188
Interest	208,605	2,118
Less: Foreign withholding taxes	(384)	(8)
TOTAL INVESTMENT INCOME	468,357	58,298

EXPENSES
Investment advisory fees	174,964	23,947
Distribution (12b-1) fees:
Class A	9,284	2,687
Class C	1,927	351
Administration fees	38,424	32,726
Fund accounting fees	27,379	27,397
Transfer agent fees	20,186	16,244
Audit fees	13,480	13,449
Compliance officer fees	11,354	287
Legal fees	10,556	5,372
Registration fees	10,001	5,809
Shareholder reporting expense	9,840	7,421
Trustees' fees	7,346	6,877
Custody fees	5,019	4,977
Insurance expense	500	99
Other expenses	3,951	2,356
TOTAL EXPENSES	344,211	149,999

Less: Fees waived and expenses reimbursed by the Adviser	(1,902)	(102,188)

NET EXPENSES	342,309	47,811
NET INVESTMENT INCOME	126,048	10,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(85,983)	348,726
Options written	(21,974)	(6,281)
Distributions of capital gains from underlying investment companies	147	-
Net realized gain (loss)	(107,810)	342,445

Net change in unrealized appreciation (depreciation) on investments	1,732,955	(107,831)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,625,145	234,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,751,193	$ 245,101

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
FROM OPERATIONS	September 30, 2013	September 30, 2012 (a)
Net investment income	$ 126,048	$ 15,542
Net realized gain (loss) from security transactions and options written	(107,957)	4,134
Distributions of capital gains from underlying investment companies	147	3,230
Net change in unrealized appreciation of investments	1,732,955	952,832
Net increase in net assets resulting from operations	1,751,193	975,738

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(13,720)	(7,976)
Class C	(605)	-	(b)
Class I	(18,077)	(1,770)
From net investment income:
Class A	-	(1,086)
Class I	-	(744)
Net decrease in net assets from distributions to shareholders	(32,402)	(11,576)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	219,800	6,677,234
Class C	67,756	232,223
Class I	10,453,187	6,819,814
Net asset value of shares issued in reinvestment of distributions
Class A	13,704	8,622
Class C	590	-
Class I	18,054	2,456
Payments for shares redeemed
Class A	(2,116,203)	(2,795,470)
Class C	(66,720)	(35,705)
Class I	(3,033,503)	(419,755)
Redemption fee proceeds
Class A	199	431
Class C	8	4
Class I	279	170
Net increase in net assets from shares of beneficial interest	5,557,151	10,490,024

TOTAL INCREASE IN NET ASSETS	7,275,942	11,454,186

NET ASSETS
Beginning of Period	11,454,186	-
End of Period*	$ 18,730,128	$ 11,454,186
*Includes accumulated net investment income (loss) of:	$ 141,337	$ (3,501)
(a) The Ascendant Balanced Fund commenced operations on October 5, 2011.
(b) Less than $1.00.

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
SHARE ACTIVITY - CLASS A	September 30, 2013	September 30, 2012 (a)
Shares Sold	17,790	619,296
Shares Reinvested	1,152	801
Shares Redeemed	(170,487)	(239,302)
Net increase (decrease) in shares of beneficial interest outstanding	(151,545)	380,795

SHARE ACTIVITY - CLASS C
Shares Sold	5,204	19,943
Shares Reinvested	50	-
Shares Redeemed	(5,221)	(3,090)
Net increase in shares of beneficial interest outstanding	33	16,853

SHARE ACTIVITY - CLASS I
Shares Sold	822,138	588,870
Shares Reinvested	1,511	228
Shares Redeemed	(240,047)	(35,571)
Net increase in shares of beneficial interest outstanding	583,602	553,527

(a)	The Ascendant Balanced Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant Diversified Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
FROM OPERATIONS	September 30, 2013	September 30, 2012 (a)
Net investment income	$ 10,487	$ 313
Net realized gain from security transactions and options written	342,445	12,082
Net change in unrealized appreciation (depreciation) of investments	(107,831)	326,972
Net increase in net assets resulting from operations	245,101	339,367

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(15,980)	(15,102)
Class C	(1,330)	-
Class I	(48,664)	(4,329)
From net investment income:
Class I	-	(100)
Net decrease in net assets from distributions to shareholders	(65,974)	(19,531)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	11,926	1,958,190
Class C	57,473	15,783
Class I	2,206,078	1,031,885
Net asset value of shares issued in reinvestment of distributions
Class A	9,108	15,102
Class C	1,330	4,422
Class I	48,475
Payments for shares redeemed
Class A	(1,016,493)	(664,433)
Class C	(90)	(80)
Class I	(1,014,418)	(133,413)
Redemption fee proceeds
Class A	-	16
Class I	-	4
Net increase in net assets from shares of beneficial interest	303,389	2,227,476

TOTAL INCREASE IN NET ASSETS	482,516	2,547,312

NET ASSETS
Beginning of Period	2,547,312	-
End of Period*	$ 3,029,828	$ 2,547,312
*Includes accumulated net investment income (loss) of:	$ 3,742	$ (5,628)
(a)	The Ascendant Diversified Income & Growth Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant Diversified Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
SHARE ACTIVITY - CLASS A	September 30, 2013	September 30, 2012 (a)
Shares Sold	945	178,084
Shares Reinvested	699	1,396
Shares Redeemed	(77,844)	(55,618)
Net increase (decrease) in shares of beneficial interest outstanding	(76,200)	123,862

SHARE ACTIVITY - CLASS C
Shares Sold	4,163	1,318
Shares Reinvested	97	-
Shares Redeemed	(6)	(6)
Net increase in shares of beneficial interest outstanding	4,254	1,312

SHARE ACTIVITY - CLASS I
Shares Sold	156,355	89,906
Shares Reinvested	3,513	408
Shares Redeemed	(73,710)	(10,994)
Net increase in shares of beneficial interest outstanding	86,158	79,320

(a)	The Ascendant Diversified Income & Growth Fund commenced operations on October 5, 2011.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class A				Class C
		Year Ended		Period Ended		Year Ended		Period Ended
		September 30,		September 30,		September 30,		September 30,
		2013		2012 (1)		2013		2012 (1)
Net asset value, beginning of period		$ 12.02		$ 10.00		$ 11.96		$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.07		0.01		(0.02)		(0.07)
	Net realized and unrealized
	gain on investments	1.42		2.03		1.40		2.05
Total from investment operations		1.49		2.04		1.38		1.98

Less distributions from:
	Net investment income	-		(0.00)	(3)	-		-
	Net realized gains	(0.04)		(0.02)		(0.04)		(0.02)
Total distributions		(0.04)		(0.02)		(0.04)		(0.02)

Paid-in-Capital From Redemption Fees (2)		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period		$ 13.47		$ 12.02		$ 13.30		$ 11.96

Total return (4)		12.40%		20.41%	(8)	11.54%		19.79%	(8)

Net assets, at end of period (000s)		$ 3,088		$ 4,577		$ 225		$ 202

Ratio of gross expenses to average
	net assets (5)(7)	2.40%		3.35%	(6)	3.15%		4.10%	(6)
Ratio of net expenses to average
	net assets (7)	2.35%		2.35%	(6)	3.10%		3.10%	(6)
Ratio of net investment income (loss)
	to average net assets (7)(9)	0.58%		0.10%	(6)	(0.17)%		(0.65)%	(6)

Portfolio Turnover Rate		63%		150%	(8)	63%		150%	(8)

(1)	The Ascendant Balanced Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class I
		Year Ended		Period Ended
		September 30,		September 30,
		2013		2012 (1)
Net asset value, beginning of period		$ 12.06		$ 10.00

Activity from investment operations:
	Net investment income (2)	0.11		0.04
	Net realized and unrealized
	gain on investments	1.43		2.05
Total from investment operations		1.54		2.09

Less distributions from:
	Net investment income	-		(0.01)
	Net realized gains	(0.04)		(0.02)
Total distributions		(0.04)		(0.03)

Paid-in-Capital From Redemption Fees (2)		0.00	(3)	0.00	(3)

Net asset value, end of period		$ 13.56		$ 12.06

Total return (4)		12.78%		20.87%	(8)

Net assets, at end of period (000s)		$ 15,417		$ 6,676

Ratio of gross expenses to average
	net assets (5)(7)	2.07%		3.10%	(6)
Ratio of net expenses to average
	net assets (7)	2.07%		2.10%	(6)
Ratio of net investment income (loss)
	to average net assets (7)(9)	0.88%		0.35%	(6)

Portfolio Turnover Rate		63%		150%	(8)

(1)	The Ascendant Balanced Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant Diversified Income & Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A			Class C
	Year Ended	Period Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,
	2013	2012 (1)		2013	2012 (1)
Net asset value, beginning of period	$ 12.44	$ 10.00		$ 12.38	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.05	(0.01)		0.01	(0.10)
Net realized and unrealized
gain on investments	1.62	2.57		1.55	2.60
Total from investment operations	1.67	2.56		1.56	2.50

Less distributions from:
Net realized gains	(0.28)	(0.12)		(0.27)	(0.12)
Total distributions	(0.28)	(0.12)		(0.27)	(0.12)

Paid-in-Capital From Redemption Fees (2)	-	0.00	(3)	-	-

Net asset value, end of period	$ 13.83	$ 12.44		$ 13.67	$ 12.38

Total return (4)	13.45%	25.75%	(8)	12.66%	25.14%	(8)

Net assets, at end of period (000s)	$ 659	$ 1,540		$ 76	$ 16

Ratio of gross expenses to average
net assets (5)(7)	7.37%	7.45%	(6)	8.12%	8.20%	(6)
Ratio of net expenses to average
net assets (7)	2.40%	2.40%	(6)	3.15%	3.15%	(6)
Ratio of net investment income (loss)
to average net assets (7)(9)	0.35%	(0.06)%	(6)	0.06%	(0.81)%	(6)

Portfolio Turnover Rate	165%	158%	(8)	165%	158%	(8)

(1)	The Ascendant Diversified Income & Growth Fund's Class A and Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8) Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Ascendant Diversified Income & Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
	Year Ended		Period Ended
	September 30,		September 30,
	2013		2012 (1)
Net asset value, beginning of period	$ 12.49		$ 10.00

Activity from investment operations:
Net investment income (2)	0.09		0.02
Net realized and unrealized
gain on investments	1.63		2.59
Total from investment operations	1.72		2.61

Less distributions from:
Net investment income	-		(0.00)	(3)
Net realized gains	(0.34)		(0.12)
Total distributions	(0.34)		(0.12)

Paid-in-Capital From Redemption Fees (2)	-		0.00	(3)

Net asset value, end of period	$ 13.87		$ 12.49

Total return (4)	13.77%		26.28%	(8)

Net assets, at end of period (000s)	$ 2,295		$ 991

Ratio of gross expenses to average
net assets (5)(7)	7.12%		7.20%	(6)
Ratio of net expenses to average
net assets (7)	2.15%		2.15%	(6)
Ratio of net investment income
to average net assets (7)(9)	0.69%		0.19%	(6)

Portfolio Turnover Rate	165%		158%	(8)

(1)	The Ascendant Diversified Income & Growth Fund's Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Annualized for periods less than one full year.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1.

ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant Diversified Income & Growth Fund (previously known as Ascendant MultiCap Equity Fund) (“ADIGF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. ABF seeks total return from income and growth of capital. ADIGF seeks growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

or are determined to be unreliable.  These securities will be value d at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Funds’ assets measured at fair value:

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,716,327	$ -	$ -	$ 10,716,327
Exchange Traded Funds	417,373	-	-	417,373
Mutual Fund	18,342	-	-	18,342
Non-Convertible Bonds	-	1,965,862	-	1,965,862
Convertible Bonds	-	5,096,891	-	5,096,891
U.S. Government Treasury Obligations	-	104,868	-	104,868
Purchased Put Option	57,000	-	-	57,000
Short-Term Investment	283,853	-	-	283,853
Total	$ 11,492,895	$ 7,167,621	$ -	$ 18,660,516

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Ascendant Diversified Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 929,093	$ -	$ -	$ 929,093
Exchange Traded Funds	1,785,933	-	-	1,785,933
Convertible Bonds	-	276,759	-	276,759
Short-Term Investment	602,168	-	-	602,168
Total	$ 3,317,194	$ 276,759	$ -	$ 3,593,953

There were no transfers in to or out of Level 1, Level 2 or Level 3 during the year. It is the Funds’ policy to recognize transfers in to or out of fair value levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the year.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

As of September 30, 2013, the amount of unrealized appreciation and realized gain (loss) on option contracts subject to equity price risk is as follows:

Such figures can be found on the Statement of Operations.

* Included in realized gain/(loss) from security transactions.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $15,002,746 and $9,584,240, respectively, for ABF. For the year ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,690,808 and $3,424,203 respectively, for ADIGF.

Transactions in option contracts written during the year ended September 30, 2013 were as follows:

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. Pursuant to an Advisory Agreement with Trust with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser,

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of ADGIF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse ABF and ADIGF for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) do not exceed the following:

These amounts will herein be referred to as the "expense limitations" and are based upon a per annum of the Funds’ average daily net assets.  For the year ended September 30, 2013, the Adviser waived fees and reimbursed expenses in the amount of $1,902 for ABF and $102,188 for ADIGF.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Funds by the following dates:

	9/30/2015	9/30/2016
ABF	$ 85,095	$ 1,902
ADIGF	$ 117,314	$ 102,188

During the year ended September 30, 2013, AWM Services, LLC, a registered broker/dealer and an affiliate of the Funds executed trades on behalf of the Funds.  AWM Services, LLC received $43,227 from ABF and $14,655 from ADIGF in brokerage commissions.

Distributor- The Trust, on behalf of the Funds has adopted the Trust’s Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for Class A shares and Class C shares of the Funds (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.  The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate GFS. On sales of ABF’s Class A shares for the year ended September 30, 2013, the Distributor received $284 from front-end sales charges of which $38 was retained by the principal underwriter or other affiliated broker-dealers.  On sales of ADIGF’s Class A shares for the year ended September 30, 2013, the Distributor received no front-end sales charges.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts payable to GFS for these services are reported as “Fees Payable to Other Affiliates” in the Statements of Assets and Liabilities.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain/(loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for real estate investment trusts, grantor trusts, return of capital distributions from C-Corporations, limited partnerships and contingent payment debt instruments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At September 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the tax treatment of foreign exchange gains/(losses), the reclassification of fund distributions and tax adjustments related to real estate investment trusts, contingent payment debt instruments, grantor trusts, return of capital distributions from C-Corporations and partnerships, resulted in reclassification for the period ended September 30, 2013 as follows:

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in these ASU’s require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU’s are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended September 30, 2013, ABF assessed $486 in redemption fees. For the year ended September 30, 2013, ADIGF assessed $0 in redemption fees.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ascendant Diversified Income and Growth Fund invests a portion of its assets in the SPDR Barclays Convertible Securities ETF, (the “CWB”) and in the SPDR Barclays  High Yield Bond ETF, (the “JNK”).  The CWB and the JNK are exchange traded funds and are registered under the 1940 Act, as an open-end management investment companies. The Fund may redeem its investments at any time if the adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of CWB and JNK. The financial statements of the CWB and JNK, including the portfolio of investments, can be found at www.spdrs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2013, the percentage of the Fund’s net assets invested in CWB was 29.4% and in JNK was 29.5%.

The Ascendant Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2013

9. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

 Shares Voted

        Shares Voted Against

In Favor

               or Abstentions

Mark Garbin

  609,702,446

         7,380,704

Mark D. Gersten

  609,750,246

         7,332,904

John V. Palancia

  609,370,118

         7,713,033

Andrew Rogers

  609,691,730

         7,391,421

Mark H. Taylor

  608,885,975

         8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

10.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ascendant Balanced Fund and

Ascendant Diversified Income & Growth Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of Ascendant Balanced Fund and Ascendant Diversified Income & Growth Fund (formerly, Ascendant Multicap Equity Fund), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 5, 2011 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ascendant Balanced Fund and Ascendant Diversified Income & Growth Fund, as of September 30, 2013, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and for the period October 5, 2011 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 26, 2013

The Ascendant Funds

EXPENSE EXAMPLES (Unaudited)

September 30, 2013

As a shareholder of Ascendant Balanced Fund and Ascendant Diversified Income & Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant Diversified Income & Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period 4/1/13 – 9/30/13*	Expense Ratio During Period 4/1/13 – 9/30/13**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,039.30	$ 12.01	2.35%
Class C	1,000.00	1,035.80	15.82	3.10%
Class I	1,000.00	1,041.50	10.75	2.10%
Ascendant Diversified Income & Growth Fund: Class A	$1,000.00	$1,035.30	$ 12.25	2.40%
Class C	1,000.00	1,030.60	16.03	3.15%
Class I	1,000.00	1,036.20	10.97	2.15%
Hypothetical (5% return before Expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period 4/1/13 – 9/30/13*	Expense Ratio During Period 4/1/13 –9/30/13**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.29	$ 11.86	2.35%
Class C	1,000.00	1,009.53	15.62	3.10%
Class I	1,000.00	1,014.54	10.61	2.10%
Ascendant Diversified Income & Growth Fund: Class A	$1,000.00	$1,013.04	$ 12.11	2.40%
Class C	1,000.00	1,009.28	15.87	3.15%
Class I	1,000.00	1,014.29	10.86	2.15%

*  Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) days for each Fund’s divided by the number of days in the fiscal year (365).

** Annualized.

ASCENDANT FUNDS

SUPPLEMENTAL INFORMATION

September 30, 2013 (Unaudited)

Ascendant Balanced Fund, Ascendant Diversified Income & Growth Fund and Ascendant Natural Resources Fund (Adviser -  Ascendant Advisors, LLC)

 In connection with the regular meetings held on August 13 and 14, 2013 and September 24-25, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant”) and the Trust, with respect to the Ascendant Balanced Fund, Ascendant Diversified Income & Growth Fund, Ascendant Natural Resources Fund and the Ascendant Natural Resources Master Fund (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

With respect to the Ascendant Natural Resources Fund and the Ascendant Natural Resources Master Fund, Counsel explained that the Funds have a “master/feeder” structure noting that the performance is generated at the master level.  For the purpose of this section, references to “Ascendant Natural Resources Fund” shall mean both the master and the feeder fund.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed Ascendant’s history noting it was founded in 1970, and manages approximately $79.4 million in assets for high net worth families and institutions, providing active portfolio management of various strategies through several platforms including separately managed accounts, asset allocation strategies and mutual funds.  The Trustees reviewed and acknowledged as a positive that the key investment personnel responsible for servicing the Fund have impressive credentials which they obtained over 20 years of financial industry experience in portfolio management, trading and compliance and that there were no key personnel changes since the last contract approval.  They noted Ascendant provides research and analysis, execution, compliance and marketing services to the Fund, and in managing and constructing all portfolios, Ascendant primarily utilizes quantitative, some qualitative and objective research and analysis conducted on both technical and fundamental data which it has developed through 40 years of proprietary research to identify securities expected to outperform the market during specific time periods and modify the holdings into what its research identifies to be more attractive investments.  The Trustees acknowledged as a positive that Ascendant has an investment committee that sets the funds sector asset allocation based on their view of the macroeconomic market environment.  They considered that compliance to investment limitations is monitored by Ascendant utilizing checklists in addition to new trades being reviewed prior to execution to ensure they are compliant, and there have been no material compliance or litigation issues since the last contract approval.  The Board considered the decades of investment research experience and an investment philosophy that puts a premium on the quality of that research along with its strong professionals.  The Board concluded it is comfortable that Ascendant will continue to provide high quality service to the Fund and shareholders.

Performance.    The Trustees reviewed each Fund’s performance as compared to its peer group and Morningstar category.

Ascendant Balanced.  The Trustees noted the Fund returned 12.80% during the last year and 17.02% since inception, beating the returns of its peer group during both periods (9.15% and 9.80%, respectively) and the Morningstar Aggressive Allocation Category average since inception (16.29%).  They considered the Fund’s relative underperformance, as compared to the Morningstar category during the last year (14.65%), noting the underperformance was attributable to Ascendant’s conservative approach during the period.  They further considered that Ascendant had acknowledged in its 15(c) response that during strong positive equity markets the Fund may lag its category, but in down markets it has, and should, not typically see as much underperformance.  The Trustees noted Ascendant appears to take more risk than its peers in order to achieve the outperformance realized by the Fund.  After further discussion, the Trustees agreed that, although its risk is higher than the benchmark, Ascendant is achieving its objective of total return and its performance is acceptable.

Ascendant Diversified. The Trustees noted the Fund outperformed its benchmarks over the one year and since inception periods with returns of 15.81% and 21.12%, respectively, as compared to its peer group (11.39% and 12.18%, respectively) and the Morningstar Moderate Allocation Category average (13.84% and 15.24%, respectively), but slightly underperformed the Dow Jones US Select Dividend Index (17.22% and 21.59%, respectively).  They considered the appropriateness of the Fund’s benchmark index noting that the R-squared information provided suggests it may not be the best fit but, overall, is a reasonable benchmark for the Fund.  They noted the Fund’s beta indicates returns with more volatility and negative alpha indicates lost performance as compared to the benchmark index.  They further noted the Fund has a higher standard deviation than the benchmark index with a bit lower return resulting in a lower Sharpe ratio than the index, which is also indicative of lower risk adjusted returns.  They considered a positive that the Fund’s strategy has captured most of the upside and participated in less of the downside, and is achieving its objective of total return.

Ascendant Natural Resources. The Trustees noted the Fund outperformed the Morningstar Natural Resources Category average over the last one year (6.18% versus 3.71%) and since inception (6.80% versus 4.46%), and outperformed its peer group since inception (3.57%).  They further noted the Fund’s recent underperformance relative to its peer group (6.66%).  The Trustees considered that the recent underperformance is due to the Fund’s strategic long-term allocations to timber and agribusiness, which Ascendant believes offer excellent future growth opportunities.  The Trustees discussed the Fund’s volatility noting that its higher standard deviation and lower return are reflected in a lower Sharpe ratio than the Fund’s benchmark.  After further discussion, the Trustees concluded that although the Fund’s recent performance lags its benchmark, the Fund has performed well over time as compared to its Morningstar category, and Ascendant is achieving its objective of capital appreciation.

Fees and Expenses.

Ascendant Balanced.  The Trustees noted the Fund’s management fee is 1.10%, which is the third highest in its peer group.  They noted the fee is slightly higher than its peer group average of 1.00%, and higher than its Morningstar category average of 0.37%.  The Trustees considered, however, that the Fund is very small, compared to larger funds in the category which may benefit from economies of scale.  They further considered that the fee is lower than the fee charged by Ascendant to its other accounts.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees are reasonable.

Ascendant Diversified.  The Trustees noted the Fund’s management fee is 1.15% versus 0.98% for its peer group and 0.37% for the Morningstar category average.  They considered, however, that the fee is within the high low range of fees charged by its peer group funds (0.75% to 1.26%).  The Trustees considered, however, that the Fund is very small, compared to larger funds in the category which may benefit from economies of scale.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees are reasonable.

Ascendant Natural Resources.  The Trustees noted the Fund’s management fee of 1.35% is equal to the highest in its peer group (average 1.02%) and higher than Morningstar category average of 0.85%.  They considered, however, that the Fund’s net expense ratio has trended downward as the Fund’s assets grow, and agreed that they would expect that trend to continue as the Fund continues to grow.  The Trustees discussed the expense limitation agreement currently in place and noted Ascendant intends to renew the agreement.  After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees are reasonable.

Economies of Scale.  The Trustees considered that Ascendant has been subsidizing the Funds for 2 years and noted that economies of scale are unlikely to be realized until Ascendant is able to recapture its fees.  They noted Ascendant indicated its willingness to consider breakpoints as each Fund’s assets grow. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

Profitability.    The Trustees considered the anticipated profits to be realized by Ascendant in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Funds.  They noted that Ascendant is waiving its fees with respect to Ascendant Diversified and Ascendant Natural Resources.  The Trustees reviewed a profitability analysis provided by Ascendant and noted that, based on the information provided, Ascendant is not realizing a profit from its relationship with the Funds.  The Trustees concluded that it is unlikely Ascendant will be excessively profitable prior to the next renewal.

Conclusion.  Having requested and received such information from Ascendant as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure for each Fund is reasonable and that renewal of the Advisory Agreement with Ascendant Advisers LLC is in the best interests of the shareholders of the Funds.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (12 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	113

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	113	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	99	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)

The Ascendant Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2013

    Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola***^ Born in 1952	Trustee 2005-2013; Chairman of the Board 2005-2013	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)	99	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers**** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	99	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).  Mr. Miola resigned effective September 24, 2013.

****Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-527-2363.

9/30/13 – NLFT_v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISOR

Ascendant Advisors, LLC

Four Oaks Place

1330 Post Oaks Blvd., Suite 1550

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

  The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $ 23,000

2012 - $ 23,000

(b)

Audit-Related Fees

2013 - None

2012 - None

(c)

Tax Fees

2013 - $4,000

2012 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:       0.00%

0.00%

Tax Fees:

             0.00%

0.00%

All Other Fees:

0.00%

             0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $ 4,000

2012 - $ 4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/13